CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

EXHIBIT 99.7

Client Name:
Client Project Name:	CSMC 2021-NQM3
Start - End Dates:	12/8/2016 - 3/21/2021
Deal Loan Count:	288

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Total				3

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